INSURANCE CLAIMS - Schedule of Insurance Claims (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Life insurance and investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	£ (6,588)	£ (993)	£ (2,625)
Non-participating investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(6,588)	(993)	(2,625)
Reinsurers’ share	(16)	(14)
Insurance claims	(21,120)	(14,041)	(23,997)
Insurance claims
Life insurance and investment contracts
Claims and surrenders	(9,063)	(7,670)	(8,684)
Non-participating investment contracts
Reinsurers’ share	285	418	290
Receipts from premiums and claims, annuities and other policy benefits	(20,833)	(13,780)	(23,691)
Change in unallocated surplus	35	57	(19)
Insurance claims	(21,120)	(14,041)	(23,997)
Insurance claims | Deaths
Life insurance and investment contracts
Claims and surrenders	(790)	(694)	(674)
Insurance claims | Maturities
Life insurance and investment contracts
Claims and surrenders	(1,022)	(873)	(1,122)
Insurance claims | Surrenders
Life insurance and investment contracts
Claims and surrenders	(5,893)	(4,641)	(5,523)
Insurance claims | Annuities
Life insurance and investment contracts
Claims and surrenders	(1,194)	(1,171)	(1,104)
Insurance claims | Other
Life insurance and investment contracts
Claims and surrenders	(164)	(291)	(261)
Insurance claims | Other assets
Non-participating investment contracts
Reinsurers’ share	290
Insurance claims | Financial assets at fair value through profit or loss
Non-participating investment contracts
Reinsurers’ share	(5)
Insurance claims | Life insurance and investment contracts
Non-participating investment contracts
Insurance claims	(20,798)	(13,723)	(23,710)
Insurance claims | Total non-life insurance claims, net of reinsurance
Non-participating investment contracts
Insurance claims	(322)	(318)	(287)
Insurance claims | Total non-life insurance claims, net of reinsurance | Weather-related claims, net of reinsurance
Non-participating investment contracts
Insurance claims	£ (30)
Percentage decrease in claims and benefits paid, net of reinsurance recoveries	36.00%
Participating investment contracts | Insurance claims
Life insurance and investment contracts
Change in insurance and participating investment contracts (note 30)	£ (7,474)	(4,590)	(12,633)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(16,537)	(12,260)	(21,317)
Non-participating investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(16,537)	(12,260)	(21,317)
Non-participating investment contracts | Insurance claims
Life insurance and investment contracts
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(21,118)	(14,198)	(23,981)
Non-participating investment contracts
Change in non-participating investment contracts	(4,581)	(1,938)	(2,664)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	£ (21,118)	£ (14,198)	£ (23,981)